Commercial Loans (Details Textual) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Debt Instrument [Line Items]
Issuance Of Short Term Loans	$ 4,774,000	$ 2,853,500	$ 15,159,450	$ 15,173,500
Proceeds From Principal Repayments On Loans And Leases Held For Investment	3,893,000	3,943,866	14,088,866	10,963,486
Additional Construction Loan For Borrowers Subject To Conditions	1,035,500
Commercial Loans Issued To Borrowers	3,343,950		3,750,950
Jointly Funded Loans Total	1,625,000		2,400,000
Jointly Funded Loans	1,125,000		1,650,000
Short Term Loans Receivable	12,517,000		10,697,950
Long Term Loans Receivable	3,058,950		3,997,000
Loans and Leases Receivable, Gross, Carrying Amount, Commercial	15,575,950		14,694,950
Aggregate Percentage Of Commercial Loans Issued	21.50%		25.50%
Commercial Loan [Member] | Subsequent Event [Member]
Debt Instrument [Line Items]
Proceeds from Collection of Loans Receivable	820,000
Due In 2009 [Member]
Debt Instrument [Line Items]
Loans and Leases Receivable, Gross, Carrying Amount, Commercial	290,000		290,000
Due In 2010 [Member]
Debt Instrument [Line Items]
Loans and Leases Receivable, Gross, Carrying Amount, Commercial	100,000		152,000
Due In 2011 [Member]
Debt Instrument [Line Items]
Loans and Leases Receivable, Gross, Carrying Amount, Commercial	135,000		150,000
Due In 2012 [Member]
Debt Instrument [Line Items]
Loans and Leases Receivable, Gross, Carrying Amount, Commercial			150,000
Due In 2013 [Member]
Debt Instrument [Line Items]
Loans and Leases Receivable, Gross, Carrying Amount, Commercial	1,804,000		3,307,000
Minimum [Member]
Debt Instrument [Line Items]
Loans and Leases Receivable, Gross, Commercial, Total	30,000
Loans Receivable Fixed Rates Of Interest	12.00%
Maximum [Member]
Debt Instrument [Line Items]
Loans and Leases Receivable, Gross, Commercial, Total	1,300,000
Loans Receivable Fixed Rates Of Interest	15.00%
Six Borrowers [Member] | Short Term Loan Two [Member]
Debt Instrument [Line Items]
Commercial Loans Issued To Borrowers	1,624,950		1,761,950
Interest Percentage Of Individual	25.00%		25.00%
Long Term Loans Receivable	799,950		400,000
Eight Borrowers [Member] | Short Term Loan One [Member]
Debt Instrument [Line Items]
Commercial Loans Issued To Borrowers	1,719,000		1,989,000
Interest Percentage Of Individual	60.00%		50.00%
Long Term Loans Receivable	$ 779,000		$ 899,000